Short-term borrowings (Details) £ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Nov. 27, 2013 USD ($)	Nov. 20, 2013 USD ($)	Jan. 15, 2013 USD ($)	Jan. 10, 2013 GBP (£)	Nov. 28, 2012 USD ($)
Short-term borrowings
Total	$ 1,333	$ 20,476
Interest rate at period end (as a percent)	1.90%
Royal Bank of Scotland | Invoice discounting agreement | Excelian Ltd
Short-term borrowings
Total	$ 809
Maximum borrowings capacity | £						£ 3,000
Interest rate (as a percent)	1.90%
Deutsche Bank AG, London Branch | Recourse receivable purchase facility agreement | Luxoft International Ltd. and subsidiaries
Short-term borrowings
Total	$ 0	9,082
Maximum borrowings capacity							$ 15,000
Deutsche Bank AG, London Branch | Recourse receivable purchase facility agreement | Luxoft International Ltd. and subsidiaries | LIBOR
Short-term borrowings
Variable rate basis	LIBOR
Margin on variable rate basis (as a percent)	4.00%
Deutsche Bank AG, London Branch | Recourse receivable purchase facility agreement | Luxoft International Ltd. and subsidiaries | EURIBOR
Short-term borrowings
Variable rate basis	EURIBOR
Margin on variable rate basis (as a percent)	4.00%
Deutsche Bank AG, London Branch | Recourse receivable purchase facility agreement | Luxoft International Ltd. and subsidiaries | PLNWIBOR
Short-term borrowings
Variable rate basis	PLNWIBOR
Margin on variable rate basis (as a percent)	4.00%
Deutsche Bank AG, London Branch | Recourse receivable purchase facility agreement | Minimum | Luxoft International Ltd. and subsidiaries
Short-term borrowings
Purchase term	30 days
Deutsche Bank AG, London Branch | Recourse receivable purchase facility agreement | Maximum | Luxoft International Ltd. and subsidiaries
Short-term borrowings
Purchase term	60 days
BNP Paribas Dublin Branch | Uncommitted receivables purchase agreement
Short-term borrowings
Total	$ 0	8,034
Maximum borrowings capacity			$ 25,000		$ 10,000
BNP Paribas Dublin Branch | Uncommitted receivables purchase agreement | LIBOR
Short-term borrowings
Variable rate basis	LIBOR
Margin on variable rate basis (as a percent)	3.00%
BNP Paribas Dublin Branch | Uncommitted receivables purchase agreement | Minimum
Short-term borrowings
Purchase term	30 days
BNP Paribas Dublin Branch | Uncommitted receivables purchase agreement | Maximum
Short-term borrowings
Purchase term	60 days
Citibank Europe PLC | Uncommitted Pre and Post-Shipment Advances Facility Agreement | Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH
Short-term borrowings
Total	$ 0	2,414
Maximum borrowings capacity				$ 5,000
Period until which the agreement remains in full effect after receipt of written notice of termination	30 days
Citibank Europe PLC | Pre-Shipment Advance Facility | Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH | LIBOR
Short-term borrowings
Variable rate basis	LIBOR
Margin on variable rate basis (as a percent)	2.00%
Citibank Europe PLC | Post-Shipment Advance Facility | Luxoft UK Ltd., Luxoft Eastern Europe Ltd. and Luxoft GMBH | LIBOR
Short-term borrowings
Variable rate basis	LIBOR
Margin on variable rate basis (as a percent)	1.25%
Citibank Europe PLC | Overdraft
Short-term borrowings
Total		598
Other
Short-term borrowings
Total	$ 524	$ 348